Related Party Transactions (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 31, 2023	Oct. 31, 2022	Jun. 30, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Related Party Transaction [Line Items]
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs						$ 0	$ 82,976	$ 82,976		$ 30,133
Research and development						17,482	$ 22,964	59,504		21,125
Accounts payable				$ 4,406		4,406		5,711		$ 4,755
Related Party
Related Party Transaction [Line Items]
Research and development				100		200		300
Accounts payable				$ 0		$ 0		$ 300
Series A Convertible Preferred Stock
Related Party Transaction [Line Items]
Issuance of convertible preferred stock, net of issuance costs (in shares)	[1]									9,899,340
Series A Convertible Preferred Stock | Director
Related Party Transaction [Line Items]
Issuance of convertible preferred stock, net of issuance costs (in shares)			9,899,340
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs			$ 21,300
Class B Convertible Preferred Stock
Related Party Transaction [Line Items]
Issuance of convertible preferred stock, net of issuance costs (in shares)					28,019,181			28,019,181	[1]
Class B Convertible Preferred Stock | Director
Related Party Transaction [Line Items]
Issuance of convertible preferred stock, net of issuance costs (in shares)		22,146,905
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs		$ 66,000

[1]	Retroactively recast for the reverse recapitalization as described in Note 1.